Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION
Burning Rock Biotech Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on March 10, 2014.
The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, the variable interest entity (“VIE”) and subsidiaries of the VIE. The Company, together with its subsidiaries, the VIE and the VIE’s subsidiaries (collectively, the “Group”) are principally engaged in developing and providing next-generation sequencing (“NGS”)-based products and services in the People’s Republic of China (the “PRC” or “China”).
On June 12, 2020, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Select Market.
As of December 31, 2025, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding
Guangzhou Burning Rock Biotech Limited (the “WFOE”)	December 12, 2021	PRC	100%	Investment holding
Beijing Burning Rock Biotech Co., Ltd. (the “Original WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development
Burning Rock Dx LLC	August 28, 2019	United States	100%	Cancer therapy selection test
VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding
VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales and sales of reagent kits

To comply with PRC laws and regulations which prohibit and restrict foreign ownership of business involving the development and application of genomic diagnosis and treatment technology, the Group conducts its business in the PRC principally through the VIE and the VIE’s subsidiaries. The equity interests of the VIE are legally held by PRC shareholders (the “Nominee Shareholders”).
Despite the lack of equity ownership, through a series of contractual arrangements (the “VIE agreements”), the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits that potentially could be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and the Company consolidates the VIE in accordance with SEC Regulation
S-X-3A-02
and Accounting Standards Codification (“ASC”) Topic 810 (“ASC 810”),
Consolidation
.
The following is a summary of the VIE agreements:
Exclusive Business Cooperation Agreement
Pursuant to the exclusive business cooperation agreement entered into amongst the Original WFOE and the VIE on June 20, 2014, the Original WFOE provides exclusive business support, technology services and consulting services in return for service fees, which is adjustable at the sole discretion of the Original WFOE. Without the Original WFOE’s consent, the VIE cannot procure services from any third party or enter into similar service arrangements with any other third party, except for the ones appointed by the Original WFOE. The agreement was effective for 20 years from June 20, 2014 and automatically renew for 10 years if all parties have no objection.
Power of Attorney
The Nominee Shareholders signed Power of Attorney on June 20, 2014 to irrevocably appoint the Original WFOE, or its designated party, as the attorney-in-fact
to exercise rights on the Nominee Shareholders’ behalf any and all rights that such shareholder has in respect of its equity interest in the VIE such as the right to appoint or remove directors, supervisors and officers, as well as the right to sell, transfer, pledge or dispose of all or any portion of the equity interests held by such shareholder, or of the assets held by the VIE. This agreement will remain effective until it is terminated by the Original WFOE.
Exclusive Option Agreement
Pursuant to the exclusive option agreements entered into amongst the VIE, the Nominee Shareholders and the Original WFOE on June 20, 2014, the Nominee Shareholders irrevocably granted the Original WFOE an exclusive option to request the Nominee Shareholders to transfer or sell any part or all of its equity interests in the VIE to the Original WFOE, or its designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Any proceeds received by the Nominee Shareholders from the exercise of the right shall be remitted to the Original WFOE, to the extent permitted under the PRC laws. Without the Original WFOE’s prior written consent, the VIE and the Nominee Shareholders may not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans or guarantees and request any dividends or other form of assets. This agreement is not terminated until all of the equity interest of the VIE has been transferred to the Original WFOE or the person(s) designated by the Original WFOE.

Equity Interest Pledge Agreement
Pursuant to the equity interest pledge agreements entered into amongst the Original WFOE, the VIE and the Nominee Shareholders on June 20, 2014, the Nominee Shareholders pledged all of their equity interests in the VIE to the Original WFOE as collateral to secure their obligations under the exclusive business cooperation agreement. The Original WFOE is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If the VIE or any of the Nominee Shareholders breaches its contractual obligations, the Original WFOE is entitled to certain rights regarding the pledged equity interests, including the right to receive proceeds from the auction or sale of all or part of the pledged equity interests of VIE in accordance with the PRC law. The Nominee Shareholders agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interests in the VIE, without the prior consent of the Original WFOE.
The Power of Attorney, Exclusive Option Agreement and Equity Interest Pledge Agreement were amended and restated on August 27, 2015, July 1, 2016, April 19, 2018 and January 4, 2019 to reflect the new nominee shareholders appointed by the Series A, Series B and Series C preferred shareholders and the resulting equity ratio adjustments from the preferred shareholders’ investment.
On October 21, 2019, the VIE Agreements were supplemented by the following terms:

(1)	Exclusive Option Agreement

•
The VIE irrevocably grants the Original WFOE an exclusive asset purchase option whereby the Original WFOE has the right to purchase or designate another party to purchase part or all of the assets of the VIE as permitted under the PRC laws. The purchase price of the VIE’s assets is equal to the book value of the assets or the minimum price as permitted by applicable PRC law, whichever is higher; and

•	The Original WFOE has the right to unilaterally amendment, supplement and termination of this agreement.

(2)	Exclusive Business Cooperation Agreement

•
In exchange for these services, the VIE will pay a service fee, equal to the VIE’s profit before tax, after recovering any accumulated losses of the VIE and its subsidiaries from the preceding fiscal year, and deducting working capital, expenses, tax and a reasonable amount of operating profit according to applicable tax law principles and tax practice; and

•
The agreement will be in effect for 10 years unless the Original WFOE unilaterally terminates the agreement by giving written notification at least thirty days prior to the expiration of the agreement. The Original WFOE may at its sole discretion unilaterally extend the term of this agreement prior to its expiration upon notice to the VIE.

(3)	Equity Interest Pledge Agreement

•
The Nominee Shareholders pledged all of their respective equity interests in the VIE to the Original WFOE as continuing first priority security interest to guarantee the performance of these Nominee Shareholders and the VIE’s obligations under the power of attorney, the exclusive option agreement and the exclusive business cooperation agreement; and

•	This agreement will remain effective until all the contractual obligations have been satisfied in full under all the agreements mentioned above.

(4)	Financial Support Undertaking Letter

•
Pursuant to the financial support undertaking letter, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIE or its Nominee Shareholders do not have sufficient funds or are unable to repay.

(5)	Voting Proxy Agreement

•
Pursuant to the voting proxy agreement, the Original WFOE irrevocably and unconditionally commits to execute its rights under the power of attorney in accordance with the instructions from the Company.

On May 10, 2024, the VIE Agreements were modified except for the Voting Proxy Agreement between the Original WFOE and the Company, which was terminated, and a new voting proxy agreement was signed by the Company and the WFOE. Pursuant to the amended agreements and the new proxy agreement, the Original WFOE shall transfer all its rights and obligations under the original agreement in June 2014 and the amended agreements in October 21, 2019 and May 10, 2024 to the WFOE, and the WFOE irrevocably and unconditionally commits to execute its rights under the power of attorney in accordance with the instructions from the Company.
As a result of the amended agreements on October 21, 2019 and May 10, 2024, the power and the rights pursuant to the power of attorney have since been effectively assigned to the Company which has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Company is also obligated to absorb the expected losses of the VIE through the financial support as described above. The Company and the WFOE, as a group of related parties, hold all of the variable interests of the VIE. The Company has been determined to be most closely associated with the VIE within the group of related parties and is the primary beneficiary of the VIE.
As the VIE was subject to control by the Company immediately before and after the VIE Agreements were last modified on May 10, 2024, the primary beneficiary of the VIE was not changed. The change from the Original WFOE to the WFOE constitutes an internal group reorganization and does not result any accounting impact on the consolidated financial statements.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the WFOE and its VIE is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the VIE and their shareholders are valid and binding, and not in violation of current PRC laws or regulations; (iii) the voting proxy agreement between the Company and the WFOE is valid in accordance with the articles of association of the Company and Cayman Islands Law.
However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE Agreements and businesses to be in violation of any existing or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.
In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Cash and cash equivalents	150,947	235,390	33,660
Restricted cash	20	20	3
Accounts receivable (net of allowance of RMB45,590 and RMB58,895 (US$8,422) as of December 31, 2024 and 2025, respectively)	151,971	168,097	24,037
Contract assets (net of allowance of RMB61,856 and RMB65,651 (US$9,388) as of December 31, 2024 and 2025, respectively)	13,855	12,301	1,759
Inter-company receivables*	605,656	517,689	74,029
Inventories	44,756	41,863	5,987
Contract costs	8,862	4,177	597
Prepayments and other current assets	13,737	7,915	1,133

Total current assets	989,804	987,452	141,205

Property and equipment, net	19,656	17,205	2,461
Intangible assets, net	224	150	22
Other non-current assets	5,353	4,450	636
Operating right-of-use assets	41,985	25,661	3,669

Total non-current assets	67,218	47,466	6,788

TOTAL ASSETS	1,057,022	1,034,918	147,993

Accounts payable	30,408	39,283	5,617
Deferred revenue	110,652	100,766	14,409
Inter-company payables*	1,768,322	1,653,528	236,451
Accrued liabilities and other current liabilities	61,212	58,391	8,350
Customer deposits	592	592	85
Current portion of operating lease liabilities	13,832	13,129	1,877

Total current liabilities	1,985,018	1,865,689	266,789

Other non-current liabilities	10,171	11,731	1,677
Non-current portion of operating lease liabilities	26,669	12,956	1,853

Total non-current liabilities	36,840	24,687	3,530

TOTAL LIABILITIES	2,021,858	1,890,376	270,319

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2023	2024	2025

	RMB	RMB	RMB	US$
Revenues	537,502	511,590	532,828	76,194
Net (loss) Income	(340,575)	(126,621)	96,146	13,751
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2023	2024	2025

	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(2,768)	(160,551)	85,227	12,185
Net cash used in investing activities	(606)	(3,226)	(2,684)	(384)
Net cash (used in)/ generated from financing activities	(68,894)	—	1,900	271
As of December 31, 2024 and 2025, there were no pledges or collateralization of the assets of the VIE and the VIE’s subsidiaries. The creditors of the VIE and subsidiaries of the VIE’s third-party liabilities did not have recourse to the general credit of the primary beneficiary in the normal course of business. The VIE holds certain assets, including detection equipment and related equipment for use in their operations. The Company did not provide nor intend to provide additional financial or other support not previously contractually required to the VIE and subsidiaries of the VIE during the years presented.